Significant Accounting Policies (Schedule of stock option granted assumptions) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	48.00%	42.00%	41.00%
Volatility, maximum	59.00%	61.00%	63.00%
Risk-free interest, minimum	3.50%	4.30%	4.10%
Risk-free interest, maximum	3.80%	4.40%	5.50%
Early exercise multiple	1.7	1.7	2.1